Identification and business activity - Results of the discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating income
Sales of goods	$ 863,470,000	$ 637,619,000	$ 821,930,000
Cost of sales	(813,106,000)	(652,613,000)	(799,582,000)
Gross profit (loss)	(87,344,000)	(23,929,000)	(68,306,000)
Operating income (expenses), net
Reversal (provision) of contingent and others	(2,687,000)	(4,150,000)	2,968,000
Administrative expenses	(67,585,000)	(67,185,000)	(76,297,000)
Depreciation and amortization, note 11(h)	187,211,000	189,620,000	226,335,000
Total operating expenses, net	(153,302,000)	(105,203,000)	(122,694,000)
Operating loss	65,958,000	81,274,000	54,388,000
Other income (expense), net
Finance costs, note 15(b)	(60,629,000)	(37,822,000)	(42,173,000)
Net gain (loss) from currency exchange difference	18,686,000	4,116,000	734,000
Income tax from discontinued operations	(41,414,000)	0
Loss from discontinued operations	$ 387,604,000	$ 66,810,000	$ 52,094,000
Loss per basic share	$ (1.53)	$ (0.26)	$ (0.21)
Loss from the discontinued operations, per diluted share, express in U.S. dollars	$ (1.53)	$ (0.26)	$ (0.21)
Discontinued Operations Mining Activities [Member]
Operating income
Sales of goods	$ 0	$ (1,000)	$ 97,000
Cost of sales	0	0	(2,000)
Gross profit (loss)	0	(1,000)	95,000
Operating income (expenses), net
Discontinued operation of Yanacocha	(422,394,000)	(72,219,000)	(41,580,000)
Changes in provision for closure of mining units	(3,021,000)	(58,000)	(1,912,000)
Reversal (provision) of contingent and others	(2,136,000)	13,000	(134,000)
Changes in environmental liabilities provision	(1,014,000)	0	0
Administrative expenses	(335,000)	(1,117,000)	(8,009,000)
Depreciation and amortization, note 11(h)	(14,000)	(2,126,000)	(39,000)
Income from sale of development costs, property, plant and equipment (sale of Mallay mining unit)	0	7,976,000	0
Reversal of provision for closure of mining unit (sale of Mallay mining unit), nota 15(b)	0	5,093,000	0
Reversal of provision for impairment of value of inventory (sale of Mallay mining unit), note 8(c)	0	1,220,000	0
Income from sale of supplies (sale of Mallay mining unit)	0	606,000	0
Cost of sale of development costs, property, plant and equipment, nota 11(a)	0	(3,099,000)	(44,000)
Cost of sale of supplies (sale of Mallay mining unit)	0	(1,711,000)	0
Impairment of value of inventory, note 8(c)	0	(377,000)	(320,000)
Others, net	(79,000)	(846,000)	117,000
Total operating expenses, net	(428,993,000)	(66,645,000)	(51,921,000)
Operating loss	(428,993,000)	(66,646,000)	(51,826,000)
Other income (expense), net
Finance costs, note 15(b)	(25,000)	(176,000)	(266,000)
Net gain (loss) from currency exchange difference	0	12,000	(2,000)
Loss before income tax	(429,018,000)	(66,810,000)	(52,094,000)
Income tax from discontinued operations	41,414,000	0	0
Loss from discontinued operations	$ (387,604,000)	$ (66,810,000)	$ (52,094,000)